Provisions	12 Months Ended
Dec. 31, 2025
Provisions [Abstract]
PROVISIONS
24.	PROVISIONS

(a)	Claims from vendors

US$’000
As of January 1, 2023	4,079
Acquisition of subsidiaries (note 36)	476
Settled during the year	(831)
Exchange realignment	142
As of December 31, 2023	3,866
Additions	450
Settled during the year	(533)
Disposal of subsidiaries	(3,750)
Exchange realignment	(33)
As of December 31, 2024 and 2025	—

(b)	Provision for replacement

The amount represented provision for the replacement and maintenance of furniture, fixtures and equipment within the hotels of the Group.